Loss per Share (Tables)	12 Months Ended
Dec. 31, 2012
Loss per Share
Schedule of calculation of earnings (loss) per share

	Years Ended December 31
	2012	2011	2010
Net loss attributable to stockholders	$14,852,641)	$844,696	$8,507,344

Basic weighted average number of common shares outstanding	54,926,440	54,608,919	53,064,968
Dilutive effect of stock options	—	—	—
Diluted weighted average number of common shares outstanding	54,926,440	54,608,919	53,064,968
Basic and Diluted loss per share	$(0.27)	$(0.02)	$(0.16)